World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2011

Dates Covered
Collections Period	01/01/11 - 01/31/11
Interest Accrual Period	01/18/11 - 02/14/11
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/10	625,823,505.69	46,695
Yield Supplement Overcollaterization Amount at 12/31/10	33,118,517.49	0

Receivables Balance at 12/31/10	658,942,023.18	46,695
Principal Payments	23,369,862.46	1,155
Defaulted Receivables	754,382.79	48
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 01/31/11	31,433,736.67	0

Pool Balance at 01/31/11	603,384,041.26	45,492

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	4,127,791.81	488
Past Due 61-90 days	1,268,159.31	120
Past Due 91 + days	218,022.46	25

Total	5,613,973.58	633

Total 31+ Delinquent as % Ending Pool Balance	0.93%

Recoveries	450,468.26

Aggregate Net Losses—January 2011	303,914.53

Overcollateralization Target Amount	36,203,042.48
Actual Overcollateralization	36,203,042.48

Weighted Average APR	4.53%
Weighted Average APR, Yield Adjusted	7.56%
Weighted Average Remaining Term	45.33

Flow of Funds	$ Amount
Collections	26,344,748.67
Advances	(1,643.60)
Investment Earnings on Cash Accounts	4,140.97
Servicing Fee	(549,118.35)

Available Funds	25,798,127.69

Distributions of Available Funds
(1) Class A Interest	702,370.61
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	21,093,096.57
(7) Distribution to Certificateholders	3,921,325.71

Total Distributions of Available Funds	25,798,127.69

Servicing Fee	549,118.35
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 01/18/11	588,274,095.35
Principal Paid	21,093,096.57
Note Balance @ 02/15/11	567,180,998.78

Class A-1
Note Balance @ 01/18/11	0.00
Principal Paid	0.00
Note Balance @ 02/15/11	0.00
Note Factor @ 02/15/11	0.0000000%

Class A-2
Note Balance @ 01/18/11	117,272,095.35
Principal Paid	21,093,096.57
Note Balance @ 02/15/11	96,178,998.78
Note Factor @ 02/15/11	48.8218268%

Class A-3
Note Balance @ 01/18/11	241,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/11	241,000,000.00
Note Factor @ 02/15/11	100.0000000%

Class A-4
Note Balance @ 01/18/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 02/15/11	198,106,000.00
Note Factor @ 02/15/11	100.0000000%

Class B
Note Balance @ 01/18/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 02/15/11	31,896,000.00
Note Factor @ 02/15/11	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	783,705.41
Total Principal Paid	21,093,096.57

Total Paid	21,876,801.98

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	68,408.72
Principal Paid	21,093,096.57

Total Paid to A-2 Holders	21,161,505.29

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8546387
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0022362

Total Distribution Amount	23.8568749

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3472524
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	107.0715562

Total A-2 Distribution Amount	107.4188086

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 12/31/10	55,419.18
Balance as of 01/31/11	53,775.58
Change	(1,643.60)

Reserve Account
Balance as of 01/18/11	2,345,271.93
Investment Earnings	327.16
Investment Earnings Paid	(327.16)
Deposit/(Withdrawal)	0.00
Balance as of 02/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93